Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value on recurring basis

The following table sets forth by level within the fair value hierarchy, the Company’s liabilities measured at fair value on a recurring basis (dollars in thousands).

	Hierarchy	March 31,	December 31,
	Level	2022	2021
Warrant liabilities
5-Year Private Warrants	2	5,972	664
Seller Warrants	2	18	5
Total		$5,990	$669

The following table sets forth by level within the fair value hierarchy, the Company’s liabilities that are measured at fair value on a recurring basis (dollars in thousands).

	Hierarchy	December 31,	December 31,
	Level	2021	2020
Warrant liabilities
5‑Year Private Warrants	2	664	15,327
Seller Warrants	2	5	62
Total		$669	$15,389